PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,	As of June 30,
	2023	2024
		(unaudited)
Wi-Fi and network equipment	$16,582	$16,200
Office property	10,544	10,301
Software	10,270	9,258
Digital display network equipment	3,396	3,318
Computer and office equipment	5,157	5,106
Leasehold improvement	2,467	2,411
Furniture and fixture	734	708
Vehicles	558	4,489
Total original costs	49,708	51,791
Less: impairment	(14,763)	(14,423)
Less: accumulated depreciation	(24,868)	(23,526)
Construction in progress	162	158
Total property and equipment, net	$10,239	$14,000

Movement of impairment for property and equipment is as follows:

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Beginning of year	$15,110	$14,763
Addition	—	—
Exchange rate adjustment	(655)	(340)
End of year	$14,455	$14,423

Depreciation expense for the six months ended June 30, 2023 and 2024 was $438 and $214 respectively. Impairment loss recorded for the six months ended June 30, 2023 and 2024 was nil.